Commitments and Contingencies (Details) (A'cheng Lease [Member], CNY)	1 Months Ended	12 Months Ended
	Mar. 31, 2002	Dec. 31, 2011
March 2002 to February 2012 [Member]
Schedule of lease payments
Annual lease amount	25,000	25,000
Payment due date	Before December 2012	Before December 2012
March 2012 to February 2017 [Member]
Schedule of lease payments
Annual lease amount	25,000	25,000
Payment due date	Before December 2017	Before December 2017
March 2017 to March 2025 [Member]
Schedule of lease payments
Annual lease amount	25,000	25,000
Payment due date	Before December 2025	Before December 2025